FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk [member] - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Amount of cash, restricted cash, and restricted short-term investments	$ 16,354	$ 21,194
Carrying amount of obligated to pay accounts payable and accrued liabilities, current portion of the lease liability, contractual obligation, contingent consideration, and term loan and other debt	$ 50,633	$ 18,628